Income Tax - Additional Information (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
United Kingdom
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 7.9		$ 12.7
Spain
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	132.5	€ 110.3	116.1	€ 110.3
Disallowed costs carried forward	30.2	25.2	36.4	34.6
Luxembourg
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 109.9	€ 91.5	$ 98.1	€ 93.3